Compensation Related Costs, Retirement Benefits1	3 Months Ended
Jun. 30, 2011
Deferred Compensation Arrangements [Abstract]
Deferred Compensation Arrangement with Individual Disclosure, Postretirement Benefits [Table Text Block]

Note 5. Deferred Salaries Executive Officers

In response to our working capital limitations, we have deferred the payments of salaries payable to our Chief Executive Officer and our Chief Financial Officer. In our condensed consolidated balance sheets at June 30, 2011 and September 30, 2010, we have recorded balances of approximately $320,000 and $158,000, respectively, included in accrued expenses and other liabilities pertaining to these deferred payments.